Earnings per Share	6 Months Ended
Jun. 30, 2016
Notes To Consolidated Financial Statements
Earnings Per Share

21. Earnings Per Share

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period and includes the shares issuable to the audit committee chairman and the independent directors at the end of the period for services rendered. Diluted earnings per share are the same as basic earnings per share. There are no other potentially dilutive shares. The computation of basic earnings per share is calculated after deducting the preferred stock dividend from net loss.